Risk Report - Market Risk (Tables)	12 Months Ended
Dec. 31, 2018
Market Risk [Abstract]
Value-at Risk of Trading Units by Risk Type [text block table]

Value-at-Risk of our Trading Units by Risk Type

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk¹		Commodity price risk
in € m.	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Average	27.5	29.8	(25.5)	(28.1)	17.6	20.2	16.4	19.7	10.0	8.7	8.3	8.4	0.6	0.8
Maximum	40.9	38.4	(35.0)	(37.6)	32.6	26.0	24.0	25.1	14.5	12.5	13.0	16.5	1.3	3.0
Minimum	19.8	20.1	(20.2)	(21.4)	12.4	13.5	13.0	13.5	6.9	4.4	3.8	4.2	0.2	0.1
Period-end	32.1	29.1	(26.9)	(22.5)	14.1	21.4	22.3	14.4	13.0	10.1	9.2	4.9	0.3	0.7

[1]Includes value-at-risk from gold and other precious metal positions.

Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type [text block table]

Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type

	Total		Diversification effect		Interest rate risk		Credit spread risk		Equity price risk		Foreign exchange risk¹		Commodity price risk
in € m.	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Average	84.1	76.7	(81.9)	(88.4)	58.3	69.8	69.3	62.1	16.1	18.8	20.0	12.6	2.4	1.8
Maximum	124.7	125.0	(106.7)	(115.8)	89.9	92.0	79.7	73.2	78.1	66.8	38.2	28.0	7.7	6.1
Minimum	61.2	42.0	(66.1)	(73.0)	35.2	48.3	59.0	54.3	2.4	1.5	7.7	6.9	0.5	0.3
Period-end	96.2	85.6	(75.3)	(81.0)	57.6	67.8	70.1	64.3	21.3	19.9	21.7	12.6	0.7	1.9

1Includes value-at-risk from gold and other precious metal positions.

Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 percent confidence level and one-year capital horizon) [text block table]

Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3,

	Total		Global Credit Trading		Core Rates		Fixed Income & Currencies APAC		Emerging Markets - Debt		Other
in € m.	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Average	680.6	802.1	335.8	544.6	271.1	107.1	224.8	168.1	(11.9)	37.2	(139.2)	(54.8)
Maximum	847.6	899.3	403.4	597.4	481.9	172.5	451.9	229.0	17.3	62.9	(111.3)	(20.4)
Minimum	550.8	754.8	274.6	503.7	159.1	48.7	72.1	92.4	(29.2)	(1.4)	(177.1)	(90.0)
Period-end	805.4	789.6	383.6	540.1	388.6	133.2	188.0	142.3	5.8	19.9	(160.5)	(45.9)

[1]Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2018 and December 31, 2017, respectively.

[2]Business line breakdowns have been updated for 2018 reporting to better reflect the current business structure.

[3]All liquidity horizons are set to 12 months.

Average, Maximum and Minimum Comprehensive Risk Measure of Trading Units (with a 99.9 % confidence level and one-year capital horizon) [text block table]

Average, Maximum and Minimum Comprehensive Risk Measure of Trading Units (with a 99.9 % confidence level and one-year capital horizon)[1,2,3]

in € m.	2018	2017
Average	0.0	5.4
Maximum	0.0	6.3
Minimum	0.0	4.5
Period-end	0.0	4.4

[1] Regulatory Comprehensive Risk Measure calculated for the 12-week period ending December 31.

[2] Period end is based on the internal model spot value.

[3] All liquidity horizons are set to 12 months.

Economic Capital Usage by risk type [text block table]

Economic Capital Usage by risk type.

	Economic capital usage
in € m.	Dec 31, 2018	Dec 31, 2017
Interest rate risk	1,416	1,743
Credit spread risk	271	722
Equity and Investment risk	1,239	1,431
Foreign exchange risk	1,713	1,509
Pension risk	1,588	1,174
Guaranteed funds risk	68	49
Total nontrading market risk portfolios	6,295	6,628